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                        SUPPLEMENT TO THE PROSPECTUS OF
                            TCW GALILEO FUNDS, INC.
                            DATED: FEBRUARY 24, 1997



The third sentence of the first full paragraph on page 36 under the section heading "TCW Galileo Convertible Securities Fund" is hereby replaced by the following:

     The Fund may not invest in convertible securities that are rated lower than B by both Moody's and S&P or, if not rated, determined to be of comparable quality by the Adviser.


June 6, 1997